Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 124,961	¥ 117,083
Accumulated Amortization	70,332	65,023
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	36,591	34,670
Accumulated Amortization	17,242	16,624
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	41,937	40,897
Accumulated Amortization	31,667	29,384
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,640	7,433
Accumulated Amortization	2,299	1,673
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,755	15,940
Accumulated Amortization	11,194	9,767
Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,679	5,425
Accumulated Amortization	2,005	1,541
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	17,359	12,718
Accumulated Amortization	¥ 5,925	¥ 6,034